SEGMENT REPORTING (Schedule of Revenue and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 175,628	$ 182,127	$ 170,167
Property and equipment, net	31,514	31,908	32,546
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	88,556	90,061	83,331
Property and equipment, net	9,934	8,563	9,051
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,811	7,568	4,876
Property and equipment, net	73	120	155
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	58,403	66,462	63,454
Property and equipment, net	17,228	17,801	19,178
Argentina [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	17,324	13,792	15,190
Property and equipment, net	4,279	5,424	4,162
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,534	$ 4,244	$ 3,316